Document and Entity Information	Apr. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Feb. 01, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Aug. 28, 2017
MFS® Lifetime® 2030 Fund | A
Prospectus:
Trading Symbol	MLTAX
MFS® Lifetime® 2030 Fund | B
Prospectus:
Trading Symbol	MLTBX
MFS® Lifetime® 2030 Fund | C
Prospectus:
Trading Symbol	MLTCX
MFS® Lifetime® 2030 Fund | I
Prospectus:
Trading Symbol	MLTIX
MFS® Lifetime® 2030 Fund | R1
Prospectus:
Trading Symbol	MLTEX
MFS® Lifetime® 2030 Fund | R2
Prospectus:
Trading Symbol	MLTGX
MFS® Lifetime® 2030 Fund | R3
Prospectus:
Trading Symbol	MLTHX
MFS® Lifetime® 2030 Fund | R4
Prospectus:
Trading Symbol	MLTJX
MFS® Lifetime® 2030 Fund | R6
Prospectus:
Trading Symbol	MLTKX